Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: June 12, 2024

Payment Date	6/17/2024
Collection Period Start	5/1/2024
Collection Period End	5/31/2024
Interest Period Start	5/15/2024
Interest Period End	6/16/2024

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$230,824,544.98	$20,665,251.05	$210,159,293.93	0.450792	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$376,907,544.98	$20,665,251.05	$356,242,293.93

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$380,298,754.97	$359,633,503.92	0.265122
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$380,298,754.97	$359,633,503.92
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$230,824,544.98	0.77000%	30/360	$148,112.42
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$376,907,544.98			$289,186.17

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$380,298,754.97	$359,633,503.92
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$380,298,754.97	$359,633,503.92
Number of Receivables Outstanding	37,893	37,099
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	30.5	29.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,226,663.69
Principal Collections	$20,489,354.62
Liquidation Proceeds	$114,714.23
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$21,830,732.54
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$21,830,732.54

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$316,915.63	$316,915.63	$—	$—	$21,513,816.91
Interest - Class A-1 Notes	$—	$—	$—	$—	$21,513,816.91
Interest - Class A-2 Notes	$—	$—	$—	$—	$21,513,816.91
Interest - Class A-3 Notes	$148,112.42	$148,112.42	$—	$—	$21,365,704.49
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$21,274,366.49
First Allocation of Principal	$—	$—	$—	$—	$21,274,366.49
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$21,259,784.11
Second Allocation of Principal	$—	$—	$—	$—	$21,259,784.11
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$21,243,620.34
Third Allocation of Principal	$3,710,041.06	$3,710,041.06	$—	$—	$17,533,579.28
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,514,589.68
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$3,950,589.68
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,950,589.68
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$559,379.69
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$559,379.69
Remaining Funds to Certificates	$559,379.69	$559,379.69	$—	$—	$—
Total	$21,830,732.54	$21,830,732.54	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$380,298,754.97	$359,633,503.92
Note Balance	$376,907,544.98	$356,242,293.93
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	17	$175,896.43
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	82	$114,714.23
Monthly Net Losses (Liquidation Proceeds)			$61,182.20
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.23%
Second Preceding Collection Period			0.32%
Preceding Collection Period			0.07%
Current Collection Period			0.20%
Four-Month Average Net Loss Ratio			0.20%
Cumulative Net Losses for All Periods			$2,195,605.89
Cumulative Net Loss Ratio			0.16%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.36%	111	$1,307,374.64
60-89 Days Delinquent	0.15%	38	$544,611.68
90-119 Days Delinquent	0.03%	8	$120,412.94
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.55%	157	$1,972,399.26

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$35,474.71
Total Repossessed Inventory		7	$105,127.97

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		46	$665,024.62
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.18%
Current Collection Period			0.18%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.17	0.05%	13	0.04%